10. Interests in affiliates (Tables)	12 Months Ended
Dec. 31, 2013
Interests In Affiliates Tables
Schedule of Investments in affiliates

A summary of the financial information of the affiliate, Zhejiang Tianlan Environmental Protection Technology Co. Ltd, is set forth below:

	2013	2012
Balance Sheet:	US$’000	US$’000

Current assets	55,742	57,431

Non-current assets	9,733	9,605

Total assets	65,475	67,036

Total liabilities	(40,672)	(42,889)

Total shareholders’ equity	24,803	24,147

	2013	2012
Operating results:	US$’000	US$’000

Net sales	61,997	44,543

Operating profits/(loss)	833	(326)

Net profits/(loss)	1,248	(196)

The Group acquired 20% of the equity interests in Zhejiang Jia Huan Electronic Co. Ltd., (“Jia Huan”), a company incorporated in the PRC, for approximately US$2,610,000 in 2008. Jia Huan has been in the environmental protection business since 1969 and is based in Jin Hua, Zhejiang.

A summary of the financial information of the affiliate, Zhejiang Jia Huan Electronic Co. Ltd, is set forth below:

	2013	2012
Balance Sheet:	US$’000	US$’000

Current assets	20,556	17,371

Non-current assets	5,635	5,650

Total assets	26,191	23,021

Total liabilities	(12,623)	(9,893)

Total shareholders’ equity	13,568	13,128

	2013	2012
Operating results:	US$’000	US$’000

Net sales	14,672	12,631

Operating profits	545	428

Net profits	377	243